We present below the maximum credit risk exposure of the financial instruments: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Value [Member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks (Note 18)	R$ 108,601,632	R$ 107,602,594
Financial assets at fair value through profit or loss (Note 19)	336,560,965	275,986,689
Financial assets at fair value through other comprehensive income (Note 21)	193,516,537	185,841,975
Loans and advances to banks (Note 22)	83,426,888	191,425,663
Loans and advances to customers (Note 23)	613,833,607	513,216,763
Securities at amortized cost (Note 24)	184,346,938	185,179,363
Other financial assets (Note 29)	64,411,451	52,416,117
Loan Commitments (Note 23 and 40)	310,337,059	255,953,637
Financial guarantees (Note 23 and 40)	83,467,093	80,236,602
Total risk exposure	1,978,502,170	1,847,859,403
Expected credit loss [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to banks (Note 22)	(72)	(932)
Loans and advances to customers (Note 23)	(40,800,985)	(39,579,405)
Securities at amortized cost (Note 24)	(5,527,663)	(5,555,469)
Loan Commitments (Note 23 and 40)	(3,315,190)	(3,859,316)
Financial guarantees (Note 23 and 40)	(2,066,167)	(2,318,930)
Total risk exposure	R$ (51,710,077)	R$ (51,314,052)